Provisions - (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Reconciliation Of Changes In Provisions

	2022 € '000s	2021 € '000s
Withholding, indirect and gaming taxes
As at the beginning of the year	47,715	45,766
Settled in the year	—	(706)
Provided in the year	1,455	3,425
Reversed in the year	(5,390)	—
Effects of movements in exchange rates	(35)	840
Amounts transferred to accruals during the year	—	(1,610)
As at the end of the year	43,745	47,715
Current	43,745	47,715
Non-current	—	—
Total provisions	43,745	47,715